VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

(the “Fund”)

Supplement dated September 11, 2015

to the Fund’s Class P shares Prospectus (“Prospectus”)

dated July 31, 2015

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective September 11, 2015. As a result of this classification change, the Fund is limited in the percentage of assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation of the securities of a single issuer than if it had greater exposure to that issuer.

Effective September 11, 2015, the Fund’s Prospectus is hereby revised as follows:

1.	The first sentence in seventh paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectus is hereby deleted in its entirety.

3.	The subsection entitled “Key Fund Information – Fund Diversification” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Each Fund’s diversification status is outlined in the table below. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.

Fund	Diversified	Non-Diversified
Voya Emerging Markets Corporate Debt Fund	X
Voya Emerging Markets Hard Currency Debt Fund		X
Voya Emerging Markets Local Currency Debt Fund		X
Voya Securitized Credit Fund		X

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VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

(the “Fund”)

Supplement dated September 11, 2015

to the Fund’s Class I and Class P shares’ Statement of Additional Information (“SAI”)

dated July 31, 2015

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective September 11, 2015. As a result of this classification change, the Fund is limited in the percentage of assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation of the securities of a single issuer than if it had greater exposure to that issuer.

Effective September 11, 2015, the Fund’s SAI is hereby revised as follows:

1.	The subsection entitled “Supplemental Description of Fund Investments and Risks – Diversification” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

The diversification status of each Fund is outlined in the table below.

Fund	Diversified	Non-Diversified	Concentration
Voya Emerging Markets Corporate Debt Fund	X		X
Voya Emerging Markets Hard Currency Debt Fund		X
Voya Emerging Markets Local Currency Debt Fund		X
Voya Securitized Credit Fund		X

Diversified Investment Companies.   The 1940 Act generally requires that a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities in other investment companies.)

Non-Diversified Investment Companies.   A non-diversified investment company under the 1940 Act means that a Fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers may cause the Fund’s share price to fluctuate more than that of a diversified investment company. When compared to a diversified fund, a non-diversified fund may invest in a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

2.	The following paragraph is added to the subsection “Fundamental and Non-Fundamental Investment Restrictions – Fundamental Investment Restrictions”:

8.	(except Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local currency Debt Fund, and Voya Securitized Credit Fund) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. government, it agencies and instrumentalities, or investments in securities of other registered investment companies.

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